INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Intangible Assets
	As of June 30, 2025	As of December 31, 2024
	$
Customer relationship (Note 8)	3,576,357	-
Software (Note 12)	5,760,000	-
Subtotal	9,336,537
Impairment on intangible assets	(4,063,000)	-
Total intangible assets, net	5,273,357	-